Bank Debt, Long-Term Debt and Convertible Notes	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

11. Bank Debt, Long-Term Debt and Convertible Notes

At December 31, the Company’s indebtedness was comprised as follows:

	2011	2010
Revolving credit facility	$38,032	$—
11% notes due 2016	345,000	290,000
Original issue discount	(561)	(6,843)
Note payable and other bank loans	1,266	1,400
	383,737	284,557
Obligations under capital leases	1,437	1,659
	385,174	286,216
Less:
Current portion	1,238	1,667
	$383,936	$284,549

Interest expense related to long-term debt for the years ended December 31, 2011, 2010 and 2009 was $39,044, $30,429 and $18,057, respectively. For the years ended December 31, 2011, 2010 and 2009, interest expense included $232, $848 and $204 amortization of the original issue discount, respectively, net of amortized premium of $943, $197 and nil, respectively, and $702, $922, and nil, of present value adjustments for fixed deferred acquisition payments, respectively.

The amortization and write off of deferred finance costs included in interest expense were $1,944, $1,288 and $3,837 for the years ended December 31, 2011, 2010, and 2009, respectively.

Issuance of 11% Notes

On October 23, 2009, the Company and its wholly-owned subsidiaries, as guarantors, issued and sold $225,000 aggregate principal amount of 11% Notes due 2016 (the “11% Notes”). The 11% Notes bear interest at a rate of 11% per annum, accruing from October 23, 2009. Interest is payable semiannually in arrears in cash on May 1 and November 1 of each year, beginning on May 1, 2010. The 11% Notes will mature on November 1, 2016, unless earlier redeemed or repurchased. The Company received net proceeds before expenses of $208,881, which included an original issue discount of approximately 4.7% or $10,494, and underwriter fees of $5,624. The 11% Notes were sold in a private placement in reliance on exemptions from registration under the Securities Act of 1933, as amended. The Company used the net proceeds of this offering to repay the outstanding balance and terminate its prior Fortress Financing Agreement, and redeemed its outstanding 8% C$45,000 convertible debentures on November 26, 2009.

The Company may, at its option, redeem the 11% Notes in whole at any time or in part from time to time, on and after November 1, 2013 at a redemption price of 105.500% of the principal amount thereof. If redeemed during the twelve-month period beginning on November 1, 2014, at a redemption price of 102.750% of the principal amount thereof if redeemed during the twelve-month period beginning on or after November 1, 2015 and equal to redemption price of 100% of the principal amount thereof. (Prior to November 1, 2013, the Company may, at its option, redeem some or all of the 11% Notes at a price equal to 100% of the principal amount of the Notes plus a “make whole” premium and accrued and unpaid interest.) The Company may also redeem, at its option, prior to November 1, 2012, up to 35% of the 11% Notes with the proceeds from one or more equity offerings at a redemption price of 11% of the principal amount thereof. If the Company experiences certain kinds of changes of control (as defined in the Indenture), holders of the 11% Notes may require the Company to repurchase any 11% Notes held by them at a price equal to 101% of the principal amount of the 11% Notes plus accrued and unpaid interest.

In connection with these transactions, the Company wrote-off $323 of deferred financing costs relating to its prior convertible debentures.

On May 14, 2010, the Company and its wholly-owned subsidiaries, as guarantors, issued and sold $65,000 aggregate principal amount of 11% Notes due 2016. The additional notes were issued under the Indenture governing the 11% notes and treated as a single series with the original 11% notes. The additional notes were sold in a private placement in reliance on exemptions from registration under the Securities Act of 1933, as amended. The Company received net proceeds before expenses of $67,208, which included an original issue premium of $2,600, and underwriter fees of $392. The Company used the net proceeds of the offering to repay the outstanding balance under the Company’s revolving WF Credit Agreement described elsewhere herein, and for general corporate purposes, including acquisitions.

On April 19, 2011, the Company and its wholly-owned subsidiaries, as guarantors, issued and sold an additional $55,000 aggregate principal amount of 11% Notes due 2016. The additional notes were issued under the Indenture governing the 11% Notes and treated as a single series with the original 11% Notes. The additional notes were sold in a private placement in reliance on exceptions from registration under the Securities Act of 1933, as amended. The Company received net proceeds before expenses of $59,580, which included an original issue premium of $6,050, and underwriter fees of $1,470. The Company used the net proceeds of the offering to repay the outstanding balance under the Company’s WF Credit Agreement described elsewhere herein, and for general corporate purposes.

At December 31, 2011 and 2010, the Company had issued $5,830 and $6,018 of undrawn outstanding Letters of Credit, respectively.

At December 31, 2011 and 2010, accounts payable included $3,350 and $9,026 of outstanding checks, respectively.

Credit Agreement

On October 23, 2009, the Company and its subsidiaries entered into a $75,000 five year senior secured revolving WF Credit Agreement (the “WF Credit Agreement”) with Wells Fargo Foothill, LLC, as agent, and the lenders from time to time party thereto. On November 22, 2010, this agreement was amended to increase the availability under the facility to $100,000. On April 2011, the Company entered into an additional amendment to increase the availability under the facility to $150,000 and extend the maturity date to October 23, 2015. The WF Credit Agreement replaced the Company’s existing $185,000 senior secured financing agreement with Fortress Credit Corp., as collateral agent, Wells Fargo Foothill, Inc., as administrative agent. Advances under the WF Credit Agreement will bear interest as follows: (a)(i) LIBOR Rate Loans bear interest at the LIBOR Rate and (ii) Base Rate Loans bear interest at the Base Rate, plus (b) an applicable margin. The initial applicable margin for borrowing is 2.25% in the case of Base Rate Loans and 2.50% in the case of LIBOR Rate Loans. The applicable margin may be reduced subject to the Company achieving certain trailing twelve month earning levels, as defined. In addition to paying interest on outstanding principal under the WF Credit Agreement, the Company is required to pay an unused revolver fee to lenders under the WF Credit Agreement in respect of unused commitments thereunder.

The WF Credit Agreement is guaranteed by all of the Company’s present and future subsidiaries, other than immaterial subsidiaries (as defined) and is secured by substantially all the assets of the Company. The WF Credit Agreement includes covenants that, among other things, restrict the Company’s ability and the ability of its subsidiaries to incur or guarantee additional indebtedness; pay dividends on or redeem or repurchase the capital stock of MDC; make certain types of investments; pay dividends; incur certain liens, sell or otherwise dispose of certain assets; enter into transactions with affiliates; enter into sale and leaseback transactions; and consolidate or merge with or into, or sell substantially all of the Company’s assets to, another person. These covenants are subject to a number of important limitations and exceptions. The WF Credit Agreement also contains financial covenants, including a senior leverage ratio, a total leverage ratio, a fixed charge coverage ratio and a minimum earnings level, as defined.

In connection with these transactions, the Company incurred a termination fee of $1,850 and wrote-off $2,240 of deferred financing costs relating to its prior Fortress Financing Agreement.

The Company is currently in compliance with all of the terms and conditions of its WF Credit Agreement, and management believes, based on its current financial projections and strategic initiatives, that the Company will be in compliance with covenants over the next twelve months.

Future Principal Repayments

Future principal repayments, including capital lease obligations, for the years ended December 31, and in aggregate are as follows:

Period	Amount
2012	$1,238
2013	$1,128
2014	$192
2015	$107
2016	$345,038
2017 and beyond	$—
$347,703

Capital Leases

Future minimum capital lease payments for the years ended December 31 and in aggregate are as follows:

Period	Amount
2012	$698
2013	493

Period	Amount
2014	209
2015	112
2016	39
2017 and thereafter	—
1,551
Less: imputed interest	(114)
1,437
Less: current portion	(638)
$799